Fair Value of Financial Instruments - Fair Value of Derivative Instruments in Consolidated Statements of Financial Condition and Effect of Changes in Fair Value on Consolidated Statements of Operations (Parenthetical) (Detail) (Derivative instruments not designated as hedging instruments [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Derivative instruments not designated as hedging instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long listed equity option contracts	$ 0.9	$ 1.3
Short listed equity option contracts	$ 1.0	$ 1.5